Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 485,232,501.95
Previously Paid Amount	0.00
Total Fee Amount	67,010.61
Total Offset Amount	0.00
Net Fee	$ 67,010.61